Intangible assets - Schedule of intangible assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets
Intangible assets other than goodwill, beginning of period	$ 294,802
Amortization for the year	84,444	$ 84,444	$ 84,444
Intangible assets other than goodwill, end of period	210,358	294,802
Gross carrying amount
Disclosure of detailed information about intangible assets
Intangible assets other than goodwill, end of period	767,228
Accumulated depreciation
Disclosure of detailed information about intangible assets
Intangible assets other than goodwill, beginning of period	(472,426)	(387,982)
Amortization for the year	84,444	84,444
Intangible assets other than goodwill, end of period	$ (556,870)	$ (472,426)	$ (387,982)